Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment [Abstract]
Property and equipment
9	Property and equipment

Property and equipment as of December 31, 2024 and 2023 are summarized as follows:

	2024
	Lands	Construc- tions in progress		Buildings and facilities	Maritime and transpor- tation equipment	Major maintenance	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,419,674	$230,406		$114,044	$193,882	$29,142	$46,260	$2,033,408
Additions	-	462,622	(a)	-	1,060	3,177	7,667	474,526
Revaluation	22,974	-		-	-	-	-	22,974
Disposals	-	(5,616)		-	(16,933)	-	(1,116)	(23,665)
Balance as of December 31	1,442,648	687,412		114,044	178,009	32,319	52,811	2,507,243

Depreciation and impairment
Balance as of January 1	-	-		(13,011)	(149,941)	(7,045)	(37,279)	(207,276)
Disposals	-	-		73	15,356	-	954	16,383
Depreciation	-	-		(8,375)	(23,627)	(11,228)	(1,821)	(45,051)
Balance as of December 31	-	-		(21,313)	(158,212)	(18,273)	(38,146)	(235,944)
Carrying amount as of December 31	$1,442,648	$687,412		$92,731	$19,797	$14,046	$14,665	$2,271,299

	2023
	Lands		Construc- tions in progress	Buildings and facilities	Maritime and transpor- tation equipment	Major maintenance	Other equipment	Total
Gross carrying amount
Balance as of January 1	$1,147,174		$136,495	$113,857	$163,282	$21,026	$50,247	$1,632,081
Additions	272,500	(b)	105,727	187	31,757	23,301	236	433,708
Disposals	-		(11,816)	-	(1,157)	(15,185)	(4,223)	(32,381)
Balance as of December 31	1,419,674		230,406	114,044	193,882	29,142	46,260	2,033,408

Depreciation and impairment
Balance as of January 1	-		-	(10,042)	(85,574)	(6,444)	(39,250)	(141,310)
Disposals	-		-	217	1,157	10,328	3,815	15,517
Depreciation	-		-	(3,186)	(65,524)	(10,929)	(1,844)	(81,483)
Balance as of December 31	-		-	(13,011)	(149,941)	(7,045)	(37,279)	(207,276)
Carrying amount as of December 31	$1,419,674		$230,406	$101,033	$43,941	$22,097	$8,981	$1,826,132

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

(a)
It mainly consists of the floating dock for $373,872, in addition to the design and conversion projects for the mud vessels Aurora Pearl and World Peridot for $29,671 and $33,487, respectively. Regarding the dock, its acquisition was concluded in 2025 (see Note 27).

(b)	Corresponds to the transfer of assets available for sale to operating assets since such sale didn’t take place.

If the cost model had been used, the revalued carrying amounts for land and properties as of December 31, 2024 and 2023, would be as follows:

	2024	2023
Lands	$847,745	$847,745
Properties	188,799	198,736
	$1,036,544	$1,046,481

The revalued amounts include a revaluation surplus of $712,333 and $724,281 in 2024 and 2023, respectively, which is presented as “Other components of equity” and is not available for distribution to stockholders (see Note 16).

Fair value measurement

See Note 24 regarding the measuring of fair value for properties.

Guarantees

At the end of 2024 and 2023, there was one property guaranteeing the bank loan with Banco Autofin México, S.A. Institución de Banca Múltiple. Likewise, as of December 31, 2024 and 2023, there was an RTG crane under guarantee related to the financing obtained from ‘PNC Bank, N.A.’ (see Note 13).